Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Investments in Associates and Joint Ventures
15.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

15.1	Associates
The following table provides summarized financial information about the Bank’s investment in its associates:

Entity	Proportional Bank’s interest	Financial position		Profit (Loss) for the fiscal year
		12/31/2025	12/31/2024	12/31/2025	12/31/2024
Macro Warrants SA (1) and (2)	5%	25,987	34,604	(8,616)	1,429
Play Digital SA (1) and (2)	11.04%	1,039,305	1,980,761	(2,799,021)	(1,024,400)
Alianza SGR (1), (2) and (3)	25%		154,843		149,275

(1)	The existence of significant influence is evidenced by the representation that the Bank has in the Board of Directors of these associates.
(2)
To measure the investment, accounting information of this associate as of September 30, 2025 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2025 and December 31, 2025 have been considered.

(3)	Consolidated with the Bank since January 2025, as control was obtained in such month.

15.2	Joint ventures
The following table provides summarized financial information about the Bank’s investment in its joint ventures:

Entity	Proportional Bank’s interest	Financial position		Profit (Loss) for the fiscal year
		12/31/2025	12/31/2024	12/31/2025	12/31/2024
Banco Macro SA – Bizland SAU Unión transitoria	50%	4,798,262	3,651,606	2,490,993	2,785,517
Finova SA (1)	50%	303,991	231,822	72,169	(39,032)

(1)
To measure the investment, accounting information of this associate as of September 30, 2025 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2025 and December 31, 2025 have been considered.